Bank Borrowings	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Bank Borrowings

10. Bank Borrowings

Components of bank borrowings are as follows as of December 31:

		Interest rate	2024 SGD	2025 SGD	2025 USD
UOB – Loan 1 (Property)	(1)	1.98-4.95%	242,922	128,854	95,352
UOB – Loan 2 (Bridging Loan)	(2)	2.25%	583,237	-	-
			826,159	128,854	95,352

Less: current portion of long-term bank borrowings			(696,956)	(119,007)	(88,065)
Non-current portion of long-term bank borrowings			129,203	9,847	7,287

(1)	The property loan with twenty-five years of term from February 2, 2002 to January 31, 2027 will maturity in January 2027 with interest rate at 1.68% for the per period from August 4, 2020 to August 3, 2022, 1.98% for the period from August 4, 2022 to August 3, 2023, and at 6.25% from August 4, 2023 and thereafter. The Company revised the loan on May 3, 2023 and the revised interest rate will be 1.20% plus compounded the Singapore Overnight Rate Average (SORA) reference rate for the period from June 1, 2023 to May 31, 2025, and at 2.00% plus compounded SORA reference rate for the period from June 1, 2025 and thereafter. As of December 31, 2025 the SORA rate is 3.25%.

(2)	The bridging loan with five years of term from September 30, 2020 to September 29, 2025 was maturated in October 2025 with the interest rate at 2.25%.

Interest expenses pertaining to the above bank borrowings for the years ended December 31, 2023, 2024 and 2025 amounted to SGD 75,184, SGD 64,000 and SGD 13,275 (USD 10,089), respectively.

Components of bank borrowings interest are as follows as of December 31:

	2023	2024	2025	2025
	SGD	SGD	SGD	USD
UOB – Loan 1 (Property)	13,602	14,766	7,792	5,922
UOB – Loan 2 (Bridging Loan)	36,793	25,146	5,483	4,167
Trust Receipt	24,789	24,088	-	-
Total	75,184	64,000	13,275	10,089

Maturities of the bank borrowings were as follows:

	SGD	USD
For the year ending December 31,
2026	119,007	88,065
2027	9,847	7,287
2028	-	-
Total bank borrowings repayments	128,854	95,352

Current portion of long-term bank borrowings	121,432	89,860
Non-current portion of long-term bank borrowings	9,874	7,306
Less: imputed interest	(2,452)	(1,814)
Total	128,854	95,352